Accounts Receivable-Third Parties - Aging Analysis (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Account Receivable
Accounts receivable, gross	$ 42,360	$ 40,217
Not later than 3 months
Account Receivable
Accounts receivable, gross	39,603	37,326
Between 3 months to 6 months
Account Receivable
Accounts receivable, gross	2,595	2,704
Between 6 months to 1 year
Account Receivable
Accounts receivable, gross	$ 162	61
Later than 1 year
Account Receivable
Accounts receivable, gross		$ 126